Segment Information - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from external customers and long-lived assets information:
Revenue from external customers	$ 4,689,056	$ 3,812,311	$ 3,829,634
Long-lived assets	1,477,195	1,209,968
Italy
Revenue from external customers and long-lived assets information:
Revenue from external customers	1,712,583	2,119,303	2,138,524
Long-lived assets	202,971	276,572
United States
Revenue from external customers and long-lived assets information:
Revenue from external customers	2,030,251	1,024,917	916,307
Long-lived assets	976,439	726,126
United Kingdom
Revenue from external customers and long-lived assets information:
Revenue from external customers	93,839	93,366	88,196
Long-lived assets	46,658	40,187
All Other
Revenue from external customers and long-lived assets information:
Revenue from external customers	852,383	574,725	$ 686,607
Long-lived assets	$ 251,127	$ 167,083